PROPERTY AND EQUIPMENT, NET - Assets Disposed (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Cost	$ 103,360
Accumulated depreciation	(83,707)
Cash received	(30,607)
Net (gain) loss	10,954
Auto
Property, Plant and Equipment [Line Items]
Cost	45,630
Accumulated depreciation	(30,705)
Cash received	(29,697)
Net (gain) loss	14,772
Office Equipment
Property, Plant and Equipment [Line Items]
Cost	57,730
Accumulated depreciation	(53,002)
Cash received	(910)
Net (gain) loss	$ (3,818)